Net Loss Per Share Attributable to Ordinary Shareholders (Tables)	6 Months Ended
Jun. 30, 2026
Net Loss Per Share Attributable to Ordinary Shareholders [Abstract]
Schedule of Basic and Diluted Net Loss Per Ordinary Share

The following table sets forth the computation of basic and diluted net loss per ordinary share for the periods presented:

	Six months ended June 30,
	2026	2025
Basic and diluted
Numerator:
Net loss	$(18,516)	$(23,976)

Denominator:
Weighted-average shares used in computing loss per share attributable to ordinary shareholders, basic and diluted	125,576,293	104,497,312
Loss per share attributable to ordinary shareholders, basic and diluted	$(0.15)	$(0.23)

Schedule of Computation of Diluted Net Loss Per Share

The potential ordinary shares that were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the six months ended June 30, 2026 and 2025 because including them would have been anti-dilutive are as follows:

	Six months ended June 30,
	2026	2025

Convertible bonds	9,265,580	3,309,320
Warrants	26,268,168	26,268,168
Outstanding share options and RSUs	7,962,260	7,415,451

Total	43,496,008	36,992,939